COMMITMENTS, CONTINGENCIES, RISKS AND UNCERTAINTIES (Details) - USD ($)	Apr. 30, 2015	Jul. 31, 2014
Operating Leased Assets [Line Items]
Remaining 2015	$ 85,997	$ 345,554
Year ending July 31, 2016	343,989	345,554
Year ending July 31, 2017	343,989	345,554
Year ending July 31, 2018	343,989	345,554
After 2018	6,191,227	6,075,426
Total	$ 7,309,191	$ 7,457,642